UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-22548]

Wall Street EWM Funds Trust
(Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Address of principal executive offices) (Zip code)

Frederick Taylor, President
Wall Street EWM Funds Trust
55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Name and address of agent for service)

(646) 265-2380
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

Evercore Equity Fund
Schedule of Investments
September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Chemicals - 3.1%
Celanese Corp.	45,580	$5,573,978

Containers & Packaging - 1.8%
WestRock Co.	91,715	3,343,012

Drugs - 2.8%
Abbott Laboratories	60,025	5,022,292

Electrical Equipment - 4.5%
A.O. Smith Corp.	66,045	3,151,007
Roper Industries, Inc.	13,970	4,981,702
		8,132,709
Financial Services - 14.0%
BlackRock, Inc. - Class A	6,915	3,081,601
Mastercard, Inc.	28,885	7,844,299
Morgan Stanley	102,430	4,370,688
Synchrony Financial	118,940	4,054,665
The Blackstone Group Inc. - Class A	124,645	6,087,662
		25,438,915
Forest Products - 1.7%
Weyerhaeuser Co. - REIT	113,760	3,151,152

Health Care Services - 7.5%
Thermo Fisher Scientific, Inc.	27,265	7,941,476
UnitedHealth Group, Inc.	26,480	5,754,634
		13,696,110
Insurance - 2.7%
Chubb Ltd. (a)	30,395	4,906,969

Leisure Products - 2.4%
Royal Caribbean Cruises Ltd. (a)	39,670	4,297,451

Office Equipment - 3.3%
Apple, Inc.	26,935	6,032,632

Property Management - 3.2%
CBRE Group, Inc. - Class A (b)	108,145	5,732,766

Restaurants - 2.0%
Domino's Pizza, Inc.	15,230	3,725,106

Retail - 4.7%
Best Buy Co., Inc.	50,000	3,449,500
TJX Companies, Inc.	92,530	5,157,622
		8,607,122
Semiconductors - 7.1%
Applied Materials, Inc.	63,595	3,173,390
IPG Photonics Corp. (b)	25,220	3,419,832
Texas Instruments, Inc.	49,100	6,345,684
		12,938,906
Services - 10.2%
Accenture PLC - Class A (a)	28,695	5,519,483
Alphabet, Inc. - Class A (b)	1,830	2,234,686
Alphabet, Inc. - Class C (b)	3,582	4,366,458
Amazon.com, Inc. (b)	3,715	6,448,906
		18,569,533
Software - 9.2%
Adobe Systems, Inc. (b)	16,435	4,540,169
Ansys, Inc. (b)	17,575	3,890,402
Microsoft Corp.	59,680	8,297,310
		16,727,881
Specialty Retail - 13.1%
Alibaba Group Holding Ltd. - (a)(b)	25,660	4,291,122
AutoZone, Inc. (b)	4,470	4,848,251
BorgWarner, Inc.	110,000	4,034,800
Home Depot, Inc.	28,040	6,505,841
Nike, Inc. - Class B	43,430	4,078,946
		23,758,960
Telecommunications - 3.1%
American Tower Corp. - REIT	25,115	5,553,680

TOTAL COMMON STOCKS (Cost $95,903,274)		175,209,174

SHORT-TERM INVESTMENT - 3.6%
Invesco Government & Agency Portfolio, Institutional Class, 1.83% (c)	6,518,104	6,518,104
TOTAL SHORT-TERM INVESTMENT (Cost $6,518,104)		6,518,104

Total Investments (Cost $102,421,378) - 100.0%		$181,727,278
Liabilities in Excess of Other Assets - 0.0%		(54,456)
TOTAL NET ASSETS - 100.0%		$181,672,822

(a) Foreign Domiciled
(b) Non-income producing security
(c) The rate shown is the annualized seven day effective yield as of September 30, 2019.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Common Stocks	$175,209,174	$–	$–	$175,209,174
Short-Term Investment	6,518,104	–	–	6,518,104
Total Investments	$181,727,278	$–	$–	$181,727,278

Refer to the Fund's Schedule of Investments for additional industry information.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Wall Street EWM Funds Trust

By (Signature and Title)  /s/ Frederick Taylor
                                         Frederick Taylor, President

Date  November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Frederick Taylor
                                           Frederick Taylor, President

Date  November 26, 2019

By (Signature and Title)*  /s/ Dianna Caban
                                            Dianna Caban, Treasurer

Date  November 26, 2019

* Print the name and title of each signing officer under his or her signature.